Summary of Carrying Value of Non-Impaired Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Mortgage Loans on Real Estate [Line Items]
Total	$ 733,258	$ 696,062
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	733,258	696,062
Fixed rate mortgage loans | Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	704,839	667,663
Variable rate mortage loans | Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	28,419	28,399
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	48,780	25,447
1.0 - 1.25 | Fixed rate mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	48,780	25,447
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	221,384	189,063
1.26 - 1.50 | Fixed rate mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	221,384	189,063
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	463,094	481,552
Above 1.50 | Fixed rate mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	434,675	453,153
Above 1.50 | Variable rate mortage loans
Mortgage Loans on Real Estate [Line Items]
Total	$ 28,419	$ 28,399